DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	$ 1,674,080	$ 1,354,056
Estimate Fair Value Gain	12,682	12,559
Estimate Fair Value Loss	(12,687)	(12,587)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	837,040	677,028
Estimate Fair Value Gain	5,529	4,158
Estimate Fair Value Loss	(7,158)	(8,429)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	837,040	677,028
Estimate Fair Value Gain	7,153	8,401
Estimate Fair Value Loss	$ (5,529)	$ (4,158)